Basis of consolidation and presentation (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Company's Main Operating Subsidiaries
The consolidated financial statements include the accounts of the Company and its subsidiaries. The following are the Company’s main operating subsidiaries (all wholly-owned):

Name of the Subsidiary	Country of Incorporation
Despegar.com.ar S.A.	Argentina
Viajes Falabella S.A.	Argentina
Decolar.com LTDA.	Brazil
Despegar.com Chile SpA	Chile
Viajes Falabella SpA	Chile
Despegar Colombia S.A.S.	Colombia
Agencia de Viajes y Turismo Falabella S.A.S.	Colombia
Despegar Ecuador S.A.	Ecuador
Despegar.com México S.A. de C.V.	Mexico
Despegar.com Peru S.A.C.	Perú
Viajes Falabella S.A.C.	Perú
Despegar.com USA, Inc.	United States
Travel Reservations S.R.L.	Uruguay